Leases	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

NOTE 9. LEASES

Right-of-Use Assets

The Company leases certain assets under lease agreements.

	Office	Laboratory
	Equipment	Equipment	Vehicle	Office	Total
Cost
Balances as of December 31, 2022	$64,226	$362,970	$94,008	$1,035,200	$1,556,404
Additions	-	370,011	51,675	587,951	1,009,637
Effects of currency translation	(922)	(13,992)	(2,575)	(28,814)	(46,303)
Balances at September 30, 2023	$63,304	$718,989	$143,108	$1,594,337	$2,519,738

Accumulated amortization
Balances as of December 31, 2022	$20,707	$77,838	$22,109	$258,055	$378,709
Amortization	9,060	152,755	37,878	166,486	366,179
Effects of currency translation	(512)	(4,742)	(1,216)	(7,657)	(14,127)
Balances at September 30, 2023	$29,255	$225,851	$58,771	$416,884	$730,761

Net book value
December 31, 2022	$43,519	$285,132	$71,899	$777,145	$1,177,695
September 30, 2023	$34,049	$493,138	$84,337	$1,177,453	$1,788,977

As of September 30, 2023, management assessed that there were no events or changes in circumstances that would require impairment testing.

The carrying amount of the right-of-use assets is amortized on a straight-line basis over the life of the leases, which at September 30, 2023, had a weighted average expected life of 4.24 years.

Lease Liabilities

The Company’s lease liabilities consist of office and laboratory equipment and office space. The present value of future lease payments was measured using an incremental borrowing rate of 10% per annum as of January 1, 2022 and January 1, 2023.

Total
Balance as of December 31, 2022	$1,244,470
Additions	1,009,637
Interest expenses	141,097
Lease payments	(458,534)
Effects of currency translation	(34,291)
As of September 30, 2023	$1,902,379

Lease liabilities	September 30, 2023	December 31, 2022
Current portion	$474,011	$285,354
Long-term portion	1,428,368	959,116
Total lease liabilities	$1,902,379	$1,244,470

On September 30, 2023, the Company was committed to minimum lease payments as follows:

Maturity analysis	September 30, 2023
Remaining of 2023	$174,452
2024	622,666
2025	529,912
2026	353,897
2027	225,147
Thereafter	504,663
Total undiscounted lease liabilities	$2,410,737
Amount representing implicit interest	(508,358)
Lease obligations	$1,902,379